Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000027570 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027570 | iShares Core MSCI Europe ETF - FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027570 | United Kingdom Gilt, 4.750 - FR_B24FF0II3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027570 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027570 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027570 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027570 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027570 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | S&P 500 Index, 7000.000 - FR_ADI3123P3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027570 | S&P 500 Index, 7000.000 - FR_ADI312480
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027570 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000027570 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027570 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027570 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000027570 | 15115325
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027570 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000027570 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027570 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027570 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027570 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000027570 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027567 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027567 | iShares Core MSCI Europe ETF - FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027567 | United Kingdom Gilt, 4.750 - FR_B24FF0II3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027567 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027567 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027567 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027567 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027567 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | S&P 500 Index, 7000.000 - FR_ADI3123P3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027567 | S&P 500 Index, 7000.000 - FR_ADI312480
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027567 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000027567 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027567 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027567 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000027567 | 15115325
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027567 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000027567 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027567 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027567 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027567 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000027567 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027569 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027569 | iShares Core MSCI Europe ETF - FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027569 | United Kingdom Gilt, 4.750 - FR_B24FF0II3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027569 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027569 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027569 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027569 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027569 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | S&P 500 Index, 7000.000 - FR_ADI3123P3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027569 | S&P 500 Index, 7000.000 - FR_ADI312480
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027569 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000027569 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027569 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027569 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000027569 | 15115325
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027569 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000027569 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027569 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027569 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027569 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000027569 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027573 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027573 | iShares Core MSCI Europe ETF - FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027573 | United Kingdom Gilt, 4.750 - FR_B24FF0II3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027573 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027573 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027573 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027573 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027573 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | S&P 500 Index, 7000.000 - FR_ADI3123P3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027573 | S&P 500 Index, 7000.000 - FR_ADI312480
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027573 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000027573 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027573 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027573 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000027573 | 15115325
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027573 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000027573 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027573 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027573 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027573 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000027573 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.40%